Strategy Shares

September 4, 2026 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:	Strategy Shares (the “Registrant”);
File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: that the form of prospectus that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Newfound/ReSolve Robust Momentum ETF, Strategy Shares Nasdaq 7HANDL™ Index ETF, Day Hagan Smart Sector ETF, Day Hagan Smart Sector Fixed Income ETF, Day Hagan Smart Sector International ETF, and Day Hagan Smart Buffer ETF and that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Gold Enhanced Yield ETF, Strategy Shares Newfound/ReSolve Robust Momentum ETF, Strategy Shares Nasdaq 7HANDL™ Index ETF, Monopoly ETF, Day Hagan Smart Sector ETF, Day Hagan Smart Sector Fixed Income ETF, Day Hagan Smart Sector International ETF, Day Hagan Smart Buffer ETF, Eventide US Market ETF, Eventide High Dividend ETF, Eventide Small Cap ETF, Eventide Large Cap Growth ETF, Eventide Large Cap Value ETF, and Eventide International ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 160, which was electronically filed with the Commission on August 27, 2026.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary